SHAREHOLDERS' EQUITY (Share Option Plans) (Narrative) (Details) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Jun. 14, 2018 USD ($) $ / shares shares	Oct. 19, 2018 USD ($) $ / shares	May 25, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2018 ₪ / shares	May 25, 2018 ₪ / shares	Dec. 31, 2017 ₪ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted | $ / shares				$ 1.55	$ 1.66	$ 2.79
Unrecognized share-based compensation expense				$ 5,222
Unrecognized compensation cost, recognition period				2 years 10 months 14 days
Ordinary shares, par value | ₪ / shares							₪ 0.01		₪ 0.01
Offering price per share | ₪ / shares							₪ 0.01
Ordinary shares, shares authorized | shares				100,000,000	100,000,000
Aggregate offering price of shares				$ 27,711
Equity investment				12,000
Deferred participation of BMS in R&D expenses				4,121
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of exercised options				$ 1,521	$ 351	$ 941
2000 and 2010 Share Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for issuance | shares				10,133,931
Ordinary shares available for issuance | shares				1,076,533
Vesting period				4 years
Award expiration period				10 years
At The Market Offering Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value | ₪ / shares								₪ 0.01
Proceeds from issuance of common stock			$ 25,000	$ 156
Issuance of shares, net, shares | shares				50,594
Issuance expenses				$ 45
Agreement [Member] | Registered direct offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Offering price per share | $ / shares	$ 3.95
Proceeds from issuance of common stock	$ 19,767
Ordinary shares, shares authorized | shares	5,316,457
Warrants purchase to ordinary shares | shares	4,253,165
Exercise price of warrants | $ / shares	$ 4.74
Expiration period of warrants	5 years
Issuance expenses	$ 1,233
Master Clinical Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Offering price per share | $ / shares		$ 4.95
Proceeds from issuance of common stock		$ 2,424,243
Equity investment		$ 12,000
Percentage of closing price		33.00%
Collaborative Arrangements [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from issuance of common stock				7,788
Issuance expenses				$ 91